BUSINESS ACQUISITIONS AND GOODWILL (Details Narrative)			12 Months Ended
	Mar. 01, 2021 USD ($)	Mar. 01, 2021 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CAD ($)	Jun. 12, 2021 USD ($)	Dec. 19, 2020 USD ($)
Business Acquisition [Line Items]
Total consideration			$ 69,576,403
Goodwill			951,346	$ 1,030,399
Restricted cash			500,000	0
Impairment loss			(0)	379,165	$ (0)
Lowell Academy 1 [Member]
Business Acquisition [Line Items]
Goodwill				75,103
Lowell Academy [Member]
Business Acquisition [Line Items]
Goodwill			0	75,103
Impairment loss			(0)	75,103
Intangible asset definite				98,437
Total consideration				168,063
Conbridge College [Member]
Business Acquisition [Line Items]
Goodwill			0	24,250
Impairment loss			(0)	24,250
Consideration	$ 73,628
Original purchase price		$ 80,000
Restricted cash	$ 12,000
Intangible asset definite				41,578
Total consideration				73,628
MTM Animation [Member]
Business Acquisition [Line Items]
Goodwill			951,346	1,030,399		$ 1,287,516
Intangible asset definite				792,146
Total consideration				1,456,546
Farvision Education [Member]
Business Acquisition [Line Items]
Total consideration							$ 168,063
Intangible asset			88,033
Lowell Academy [Member]
Business Acquisition [Line Items]
Intangible asset			10,404
Vocational College [Member]
Business Acquisition [Line Items]
Goodwill				24,250
Intangible asset definite			41,578
Conbridge College [Member]
Business Acquisition [Line Items]
Impairment loss			24,250
MTM Animation [Member]
Business Acquisition [Line Items]
Intangible asset			107,567	$ 140,853
Intangible asset definite			$ 792,145			$ 989,811
Total consideration								$ 1,456,546